NET LOSS PER SHARE - Anti-Dilutive effect (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares	128,717,911	120,194,456	119,906,637	121,463,700	122,953,562
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares	16,543,679	8,545,131	8,232,203	9,773,702	11,282,417
Redeemable convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares	111,452,020	111,452,020	111,452,020	111,452,020	111,452,020
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares	722,212	197,305	222,414	237,978	219,125